united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1. Reports to Stockholders.

BTS Managed Income Fund

Class A
BTSAX

Class C
BTSCX

Class I
BTSIX

Class R
BTSRX

BTS Tactical Fixed Income Fund

Class A
BTFAX

Class C
BTFCX

Class I
BTFIX

Class R
BTFRX

Semi-Annual Report
June 30, 2020

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.btsfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you.

Dear Valued Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Tactical Fixed Income Fund (the “Fund”) and take a moment to review developments related to the Fund, including strategies we’ve employed, recent returns and our vision for the remainder of this most unforgettable year 2020.

Performance Discussion

The Fund (Class A NAV) generated a 1.33% return for its investors for the six months ended June 30, 2020. The Fund’s positive performance for the six months ended June 30, 2020 came despite increased volatility in both fixed income and equity markets, sparked as a result of the COVID-19 pandemic. During the course of this volatility, the Fund was able to make a series of risk-on and risk-off moves in an attempt to manage downside risk and generate a positive return, specifically utilizing both high yield and U.S. government bonds as the BTS Investment Models dictated.

The Fund did underperform its Benchmark, the Bloomberg Barclays US Aggregate Bond Index (the “Benchmark”), which returned 6.14%. That said, the Benchmark is an index representing broad-based U.S. investment grade fixed income securities, which were propped up from April through June 30th by the Federal Reserve’s (the “Fed”) unprecedented response to the pandemic, namely its stimulus of purchasing large amounts of corporate bonds.

While the Fund has underperformed, we believe the Fund may be better positioned for the remainder of 2020 to achieve positive risk-adjusted returns than traditional buy and hold corporate bond investors representing the benchmark.

Indeed, one piece that supported the markets from early stages of this recession was the speed and size of monetary support the Fed and Treasury deployed to back-stop the economy. The Fed’s decision to buy corporate bonds, for example, put a bid on the markets much like corporate buy-backs pushed stocks higher over the last few years. We believe this created the risk of wider spreads and lower yields, as many sectors and companies that comprise the benchmark may ultimately be downgraded, leading to adjustments in risk, and so wider spreads.

Stated differently, outperformance has discounted a full “V shaped recovery,” with liquidity as the Fed has stepped in; however, the low yield spread we see suggests low risk to corporate ratings, and we think this is an over-shoot.

Moreover, we think that, with the dollar in a general down trend, duration risk is high, as a weak dollar tends to require higher yield in general to attract a bid from foreign flows. This also affects investment grade and the general benchmark corporate bonds.

If we can get consumption and, therefore, cash flows back into these corporations, then this could be a great opportunity. If consumption does not occur, then we are creating easy debt issuances for Zombie Companies.

While the Fund underperformed during the first half of 2020, it still met its investment objective by adhering to its core principal of managing downside risk and taking risk-off positions as models dictated and the general markets experienced significant drawdown.

Outlook Discussion

With economic data expected to come in weak for the foreseeable future, investors may look to pause on additional risk placement. We have now almost returned to break even on the major indices. This could be concerning to many as we are currently nowhere near the economic strength that we had at the beginning of the year. As an example, using their GDPNow forecasting tool, the Atlanta Federal Reserve on June 1st estimated Q2 GDP at -52.8. There are also strong indications that layoffs will continue. It remains to be seen if consumption can come back quick enough to create a floor for such a quick V shaped recovery.

With unemployment at levels not seen since the Great Depression, a test of the lows in risk assets is still possible, especially if the economy is reopened and we see a second wave of COVID-19 cases that results in a reinstatement of business shutdowns (further unemployment) and stay at home orders.

Strategy

While there have been many positive developments for risk assets, we are cautiously optimistic about the months ahead and will continue to maintain a focus on capital preservation and proper risk controls for the Fund.

We believe it is crucial to try and take advantage of Bear-Market rallies, as they traditionally have the potential to turn into the eventual Bull-Market expansion. These initial rallies can add return to an investor’s portfolio, but risk mitigation strategies should not be ignored. If the markets see another sell off, then BTS will look to position Fund assets to safety.

The damage to consumption due to the COVID-19 virus and other geopolitical events may be greater than the stock market expects. Prolonged weakness in consumption would devastate the economy, so we believe a navigation of risk assets in the coming months through risk management strategies and higher cash positioning will prove to be paramount.

Current Risk

This year will continue to test the strength of the markets as we continue to navigate the pandemic. Many small and mid-sized business owners will take stock and may re-evaluate new risks to their businesses. Spending usually is slow during the 1st stage of economic recovery as companies try to build up cash to defend against subsequent pullbacks. In the end, we understand that will likely have to contend with the potential of a very volatile fall. Without a vaccine, the fear of re-emergence of the virus will play heavily on investment. This virus will also run headfirst into what very well may be one of the uglier presidential elections in modern history.

Conclusion

In our experience and opinion, taking a measured, unemotional approach to markets during periods of uncertainty like this has the potential to help the Fund perform better over the long-term. Stated differently, we believe, especially after almost four decades of practical research, that we would rather miss a short term upside rally than experience a sudden downside swing. It is who we are, and it is who we will continue to be, unapologetically, for investors that share in our common beliefs and entrust us with their hard earned assets.

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Tactical Fixed Income Fund, and please stay safe during the remainder of 2020!

Sincerely,

Matthew Pasts CMT

CEO, BTS Asset Management

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

7086-NLD-8/11/2020

BTS Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, compared to its benchmark:

	Six		Since
	Months	One Year	Inception (a)
BTS Managed Income Fund Class A	4.26%	6.10%	5.61%
BTS Managed Income Fund Class A (with load)	(0.98)%	0.75%	2.02%
BTS Managed Income Fund Class C	4.26%	6.10%	5.61%
BTS Managed Income Fund Class I	4.26%	6.10%	5.61%
BTS Managed Income Fund Class R	4.26%	6.10%	5.61%
Bloomberg Barclays Capital U.S. Aggregate Bond Index **	6.14%	8.74%	10.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s May 1, 2020 prospectus is 14.07%, 14.82%, 13.82% and 14.32% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for the fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

Portfolio Composition as of June 30, 2020

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	86.1%
U.S. Government Obligation	9.8%
Money Market Fund	4.0%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmark:

			Annualized
					Since	Since	Since	Since
	Six Months	One Year	Five Year	Ten Year	Inception (a)	Inception (b)	Inception (c)	Inception (d)
BTS Tactical Fixed Income Fund Class A	1.33%	1.86%	2.39%	2.86%	7.73%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(3.75)%	(3.20)%	1.34%	2.33%	7.46%	N/A	N/A	N/A
BTS Tactical Fixed Income Fund Class C	0.96%	1.09%	1.64%	N/A	N/A	1.30%	N/A	N/A
BTS Tactical Fixed Income Fund Class I	1.40%	2.07%	2.65%	N/A	N/A	N/A	2.30%	N/A
BTS Tactical Fixed Income Fund Class R	1.18%	1.47%	2.14%	N/A	N/A	N/A	N/A	1.80%
Bloomberg Barclays Capital U.S. Aggregate Bond Index **	6.14%	8.74%	4.30%	3.82%	5.21%	3.69%	4.04%	4.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total operating expenses, including aquired fund fees and expenses, as stated in the fee tables of the Fund’s May 1, 2020 prospectus is 1.91%, 2.66%, 1.66% and 2.16% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Bloomberg Barclays Capital U.S. Aggregate Bond Index (the “Index”) is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(a)	Inception date for C A lass is January 1, 2000. Class A does not have performance as a mutual fund prior to May 31, 2013. The prior performance shown above is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC, formerly known as BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses. The predecessor limited liability company had been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through May 31, 2013, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected performance. The predecessor limited liability company’s past performance is not necessarily an indication of how the BTS Tactical Fixed Income Fund will perform in the future.

(b)	Inception date for Class C is May 31, 2013.

(c)	Inception date for Class I is May 27, 2015.

(d)	Inception date for Class R is May 5, 2015.

Portfolio Composition as of June 30, 2020

Holdings By Asset Type	% of Net Assets
U.S. Government Obligation	50.0%
Exchange Traded Funds	35.0%
Collateral for Securities Loaned	9.9%
Money Market Funds	3.7%
Other Assets in Excess of Liabilities	1.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 86.1%
	DEBT FUNDS - 80.1%
2,435	iShares 10-20 Year Treasury Bond ETF	$407,497
4,626	iShares 20+ Year Treasury Bond ETF	758,340
1,356	iShares Agency Bond ETF	164,212
2,188	iShares iBoxx $ Investment Grade Corporate Bond ETF	294,286
691	iShares JP Morgan USD Emerging Markets Bond ETF	75,471
2,080	iShares MBS ETF	230,256
572	iShares TIPS Bond ETF	70,356
9,970	SPDR Blackstone / GSO Senior Loan ETF	432,499
8,527	SPDR Bloomberg Barclays Convertible Securities ETF	515,884
1,013	SPDR Bloomberg Barclays International Corporate Bond ETF	34,057
2,444	SPDR Bloomberg Barclays International Treasury Bond ETF	70,656
6,826	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	172,015
3,013	VanEck Vectors International High Yield Bond ETF	71,468
2,752	Vanguard Extended Duration Treasury ETF	456,915
1,163	Vanguard Total Bond Market ETF	102,739
5,223	Xtrackers USD High Yield Corporate Bond ETF	244,175
	TOTAL DEBT FUNDS (Cost $3,927,926)	4,100,826

	EQUITY FUND - 6.0%
8,971	iShares Preferred & Income Securities ETF	310,756
	TOTAL EQUITY FUND (Cost $314,894)

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,242,820)	4,411,582

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
206,336	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.06% *	206,336
	TOTAL MONEY MARKET FUND (Cost $206,336)

Principal
	U.S. GOVERNMENT OBLIGATION - 9.8%
$102,500	United States Treasury Note, 0.250% due 6/15/2023	102,724
399,000	United States Treasury Note, 0.500% due 6/30/2027	399,374
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost $502,106)	502,098

	TOTAL INVESTMENTS - 99.9% (Cost $4,951,262)	$5,120,016
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	2,390
	NET ASSETS - 100.0%	$5,122,406

ETF - Exchange Traded Fund MBS - Mortgage Backed Security

SPDR - Standard & Poor’s Depositary Receipt

TIPS - Treasury Inflation Protected Securities

USD - United States Dollar

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 35.0%
	DEBT FUNDS - 35.0%
964,804	iShares 20+ Year Treasury Bond ETF #	$158,160,320
457,676	VanEck Vectors High-Yield Municipal Index ETF	27,131,033
	TOTAL EXCHANGE TRADED FUNDS (Cost $183,725,170)	185,291,353

	SHORT-TERM INVESTMENTS - 13.6%
	COLLATERAL FOR SECURITIES LOANED - 9.9%
52,360,925	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.08% * (a)	52,360,925
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,360,925)

	MONEY MARKET FUNDS - 3.7%
28	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 0.06% *	28
23	Dreyfus Government Cash Management - Institutional Class, 0.09% *	23
24	Federated Government Obligations Fund - Institutional Class, 0.07% *	24
19,521,083	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.06% *	19,521,083
25	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 0.15% *	25
	TOTAL MONEY MARKET FUNDS (Cost $19,521,183)	19,521,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,882,108)	71,882,108

Principal
	U.S. GOVERNMENT OBLIGATION - 50.0%
$23,860,000	United States Treasury Note, 0.250% due 6/15/2023	23,912,194
20,022,000	United States Treasury Note, 0.250% due 6/30/2025	19,985,241
219,845,000	United States Treasury Note, 0.500% due 6/30/2027	220,051,104
2,000	United States Treasury Note, 1.250% due 5/15/2050	1,922
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost $263,968,549)	263,950,461

	TOTAL INVESTMENTS - 98.6% (Cost $519,575,827)	$521,123,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	7,209,097
	NET ASSETS - 100.0%	$528,333,019

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

#	All or a portion of this security is on loan. The market value of loaned securities is $51,181,611.

(a)	Security was purchased with cash received as collateral for securities on loan at June 30, 2020. Total collateral had a value of $52,360,925 at June 30, 2020.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

	BTS		BTS
	Managed Income		Tactical Fixed Income
	Fund		Fund
ASSETS
Investment securities:
At cost	$4,951,262		$519,575,827
At fair value	$5,120,016		$521,123,922
Receivable due from Advisor	12,226		—
Receivable from related parties	6,208		—
Interest and dividends receivable	36		8,824
Receivable for Investments sold	—		79,549,570
Receivable for Fund shares sold	—		1,045,815
Prepaid expenses and other assets	5,587		41,330
TOTAL ASSETS	5,144,073		601,769,461

LIABILITIES
Payable for investments purchased	—		20,001,665
Collateral for securities loaned	—		52,360,925
Investment advisory fees payable	—		440,422
Payable for Fund shares redeemed	—		436,667
Distribution (12b-1) fees payable	—		82,687
Payable to related parties	—		31,099
Accrued expenses and other liabilities	21,667		82,977
TOTAL LIABILITIES	21,667		73,436,442
NET ASSETS	$5,122,406		$528,333,019

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$5,012,569		$592,410,957
Accumulated earnings (losses)	109,837		(64,077,938)
NET ASSETS	$5,122,406		$528,333,019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$11		$103,613,590
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		10,818,876
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.56	(2)	$9.58
Maximum offering price per share (Maximum sales charge of 5.00%) (1)	$11.12		$10.08

Class C Shares:
Net Assets	$11		$70,837,189
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		7,452,359
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.56	(2)	$9.51

Class I Shares:
Net Assets	$5,122,373		$346,473,543
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	484,986		36,278,880
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.56	(2)	$9.55

Class R Shares:
Net Assets	$11		$7,408,697
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		775,594
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.56	(2)	$9.55

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

(2)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund	Fund
INVESTMENT INCOME
Dividends	$31,358	$2,681,772
Interest	2,397	859,895
Securities lending income	—	34,824
TOTAL INVESTMENT INCOME	33,755	3,576,491

EXPENSES
Investment advisory fees	9,960	2,343,238
Distribution (12b-1) fees, Class A shares	—	116,045
Distribution (12b-1) fees, Class C shares	—	363,724
Distribution (12b-1) fees, Class R shares	—	17,093
Accounting services fees	12,531	12,531
Legal fees	9,944	9,944
Audit and tax fees	9,075	9,075
Registration fees	7,458	42,268
Trustees fees and expenses	6,215	6,215
Printing and postage expenses	5,968	34,809
Compliance officer fees	4,972	14,559
Administrative services fees	3,559	173,971
Transfer agent fees	2,983	126,803
Custodian fees	2,486	29,835
Third party administrative servicing fees	497	85,531
Insurance expense	249	6,215
Other expenses	1,243	4,972
TOTAL EXPENSES	77,140	3,396,828

Less: Fees waived or expenses reimbursed by the Advisor	(53,994)	—

NET EXPENSES	23,146	3,396,828

NET INVESTMENT INCOME	10,609	179,663

REALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(30,238)	5,937,496
Net change in unrealized appreciation (depreciation) of investments	138,509	(161,065)
NET REALIZED GAIN ON INVESTMENTS	108,271	5,776,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,880	$5,956,094

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2020	Period* Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income	$10,609	$21,677
Net realized loss from investments	(30,238)	(5,763)
Net change in unrealized appreciation of investments	138,509	30,245
Net increase in net assets resulting from operations	118,880	46,159

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
From return of capital
Class A	—	(0	) (a)
Class C	—	(0	) (a)
Class I	—	(1,228)
Class R	—	(0	) (a)
Distributions paid
Class A (a)	(0)	(0)
Class C (a)	(0)	(0)
Class I	(33,525)	(21,677)
Class R (a)	(0)	(0)
Net decrease in net assets from distributions to shareholders	(33,525)	(22,905)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	10
Class C	—	10
Class I	3,864,695	1,139,985
Class R	—	10
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A (a)	0	0
Class C (a)	0	0
Class I	33,043	22,905
Class R (a)	0	0
Payments for shares redeemed:
Class I	(16,385)	(30,476)
Net increase in net assets from shares of beneficial interest	3,881,353	1,132,444

TOTAL INCREASE IN NET ASSETS	3,966,708	1,155,698

NET ASSETS
Beginning of Period	1,155,698	—
End of Period	$5,122,406	$1,155,698

SHARE ACTIVITY
Class A:
Shares sold	—	1
Shares reinvested (b)	0	0
Net increase in shares of beneficial interest outstanding	0 (b)	1

Class C:
Shares sold	—	1
Shares reinvested (b)	0	0
Net increase in shares of beneficial interest outstanding	0 (b)	1

Class I:
Shares sold	370,238	113,944
Shares reinvested	3,141	2,245
Shares redeemed	(1,638)	(2,944)
Net increase in shares of beneficial interest outstanding	371,741	113,245

Class R:
Shares sold	—	1
Shares reinvested (b)	0	0
Net increase in shares of beneficial interest outstanding	0 (b)	1

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(a)	Amount is less than $0.50.

(b)	Amount is less than 0.50 shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
FROM OPERATIONS
Net investment income	$179,663	$15,544,481
Net realized gain from investments	5,937,496	6,672,961
Net change in unrealized appreciation (depreciation) of investments	(161,065)	1,709,160
Net increase in net assets resulting from operations	5,956,094	23,926,602

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class A	—	(140,239)
Class C	—	(128,618)
Class I	—	(455,932)
Class R	—	(10,682)
Distributions paid
Class A	(57,520)	(3,062,004)
Class C	—	(1,907,024)
Class I	(333,712)	(10,377,872)
Class R	(1,228)	(197,581)
Net decrease in net assets from distributions to shareholders	(392,460)	(16,279,952)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	38,998,905	16,725,898
Class C	6,115,621	10,604,978
Class I	181,402,110	111,476,464
Class R	1,959,914	709,657
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	53,247	2,956,839
Class C	—	1,798,014
Class I	288,168	9,407,417
Class R	1,193	201,812
Payments for shares redeemed:
Class A	(21,866,904)	(75,431,242)
Class C	(13,742,859)	(30,287,979)
Class I	(109,423,699)	(262,520,465)
Class R	(1,164,007)	(2,684,931)
Net increase (decrease) in net assets from shares of beneficial interest	82,621,689	(217,043,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	88,185,323	(209,396,888)

NET ASSETS
Beginning of Period	440,147,696	649,544,584
End of Period	$528,333,019	$440,147,696

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
SHARE ACTIVITY
Class A:
Shares sold	4,063,819	1,763,056
Shares reinvested	5,570	311,639
Shares redeemed	(2,288,191)	(7,954,020)
Net increase (decrease) in shares of beneficial interest outstanding	1,781,198	(5,879,325)

Class C:
Shares sold	641,264	1,122,196
Shares reinvested	—	190,333
Shares redeemed	(1,442,487)	(3,207,482)
Net decrease in shares of beneficial interest outstanding	(801,223)	(1,894,953)

Class I:
Shares sold	19,015,808	11,783,524
Shares reinvested	30,270	994,750
Shares redeemed	(11,448,616)	(27,753,060)
Net increase (decrease) in shares of beneficial interest outstanding	7,597,462	(14,974,786)

Class R:
Shares sold	205,462	74,671
Shares reinvested	125	21,316
Shares redeemed	(121,110)	(283,866)
Net increase (decrease) in shares of beneficial interest outstanding	84,477	(187,879)

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	June 30, 2020	Period* Ended
	(Unaudited)	December 31, 2019
Net asset value, beginning of period	$10.20	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.21
Net realized and unrealized gain on investments	0.39	0.20
Total from investment operations	0.43	0.41
Less distributions from:
Net investment income	(0.07)	(0.20)
Return of capital	—	(0.01)
Total distributions	(0.07)	(0.21)
Net asset value, end of period	$10.56	$10.20
Total return (2,3)	4.26%	4.06%
Net assets, at end of period	$11	$10
Ratio of gross expenses to average net assets (4,5)	5.24%	13.86%
Ratio of expenses to average net assets (4,5)	1.75%	1.75%
Ratio of net investment loss before waiver/reimbursement to average net assets (4,5,6)	(3.05)%	(10.32)%
Ratio of net investment income to average net assets (4,5,6)	0.44%	1.79%
Portfolio Turnover Rate (3)	321%	163%

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	June 30, 2020	Period* Ended
	(Unaudited)	December 31, 2019
Net asset value, beginning of period	$10.20	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.21
Net realized and unrealized gain on investments	0.39	0.20
Total from investment operations	0.43	0.41
Less distributions from:
Net investment income	(0.07)	(0.20)
Return of capital	—	(0.01)
Total distributions	(0.07)	(0.21)
Net asset value, end of period	$10.56	$10.20
Total return (2,3)	4.26%	4.06%
Net assets, at end of period	$11	$10
Ratio of gross expenses to average net assets (4,5)	5.99%	14.61%
Ratio of expenses to average net assets (4,5)	2.50%	2.50%
Ratio of net investment loss before waiver/reimbursement to average net assets (4,5,6)	(3.80)%	(11.07)%
Ratio of net investment income to average net assets (4,5,6)	(0.31)%	1.04%
Portfolio Turnover Rate (3)	321%	163%

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	June 30, 2020	Period* Ended
	(Unaudited)	December 31, 2019
Net asset value, beginning of period	$10.20	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.21
Net realized and unrealized gain on investments	0.39	0.20
Total from investment operations	0.43	0.41
Less distributions from:
Net investment income	(0.07)	(0.20)
Return of capital	—	(0.01)
Total distributions	(0.07)	(0.21)
Net asset value, end of period	$10.56	$10.20
Total return (2,3)	4.26%	4.06%
Net assets, at end of period (000’s)	$5,122	$1,156
Ratio of gross expenses to average net assets (4,5)	4.99%	13.61%
Ratio of expenses to average net assets (4,5)	1.50%	1.50%
Ratio of net investment loss before waiver/reimbursement to average net assets (4,5,6)	(2.80)%	(10.07)%
Ratio of net investment income to average net assets (4,5,6)	0.69%	2.04%
Portfolio Turnover Rate (3)	321%	163%

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended	For the
	June 30, 2020	Period* Ended
	(Unaudited)	December 31, 2019
Net asset value, beginning of period	$10.20	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.21
Net realized and unrealized gain on investments	0.39	0.20
Total from investment operations	0.43	0.41
Less distributions from:
Net investment income	(0.07)	(0.20)
Return of capital	—	(0.01)
Total distributions	(0.07)	(0.21)
Net asset value, end of period	$10.56	$10.20
Total return (2,3)	4.26%	4.06%
Net assets, at end of period	$11	$10
Ratio of gross expenses to average net assets (4,5)	5.49%	14.11%
Ratio of expenses to average net assets (4,5)	2.00%	2.00%
Ratio of net investment loss before waiver/reimbursement to average net assets (4,5,6)	(3.30)%	(10.57)%
Ratio of net investment income to average net assets (4,5,6)	0.19%	1.54%
Portfolio Turnover Rate (3)	321%	163%

*	The inception date of the BTS Managed Income Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$9.46		$9.36	$10.34	$10.32	$9.52	$9.83
Activity from investment operations:
Net investment income (1)	0.00	(2)	0.27	0.28	0.31	0.35	0.06
Net realized and unrealized gain (loss) on investments	0.13		0.13	(0.94)	(0.01)	0.95	(0.29)
Total from investment operations	0.13		0.40	(0.66)	0.30	1.30	(0.23)
Paid-in-capital from redemption fees (1)	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Less distributions from:
Net investment income	(0.01)		(0.28)	(0.31)	(0.28)	(0.29)	(0.06)
Net realized gains	—		—	—	—	(0.20)	(0.02)
Return of capital	—		(0.02)	(0.01)	—	(0.01)	—
Total distributions	(0.01)		(0.30)	(0.32)	(0.28)	(0.50)	(0.08)
Net asset value, end of period	$9.58		$9.46	$9.36	$10.34	$10.32	$9.52
Total return (3)	1.33	% (4)	4.30%	(6.52)%	2.86%	13.79%	(2.31)%
Net assets, at end of period (000’s)	$103,614		$85,500	$139,586	$233,069	$254,435	$101,489
Ratio of expenses to average net assets (6)	1.48	% (5)	1.49%	1.45%	1.45%	1.50%	1.58%
Ratio of net investment income to average net assets (6,7)	0.05	% (5)	2.85%	2.84%	2.98%	3.39%	0.58%
Portfolio Turnover Rate	1029	% (4)	493%	356%	66%	180%	660%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$9.42		$9.32	$10.30	$10.26	$9.44	$9.77
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.20	0.22	0.22	0.27	0.01
Net realized and unrealized gain (loss) on investments	0.12		0.13	(0.96)	—	0.95	(0.30)
Total from investment operations	0.09		0.33	(0.74)	0.22	1.22	(0.29)
Paid-in-capital from redemption fees (1)	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Less distributions from:
Net investment income	—		(0.21)	(0.23)	(0.18)	(0.19)	(0.02)
Net realized gains	—		—	—	—	(0.20)	(0.02)
Return of capital	—		(0.02)	(0.01)	—	(0.01)	—
Total distributions	—		(0.23)	(0.24)	(0.18)	(0.40)	(0.04)
Net asset value, end of period	$9.51		$9.42	$9.32	$10.30	$10.26	$9.44
Total return (3)	0.96	% (4)	3.53%	(7.24)%	2.13%	12.94%	(3.02)%
Net assets, at end of period (000’s)	$70,837		$77,732	$94,550	$119,524	$81,758	$36,933
Ratio of expenses to average net assets (6)	2.23	% (5)	2.24%	2.20%	2.20%	2.25%	2.33%
Ratio of net investment income (loss) to average net assets (6,7)	(0.70	)% (5)	2.10%	2.17%	2.14%	2.60%	0.08%
Portfolio Turnover Rate	1029	% (4)	493%	356%	66%	180%	660%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.005 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(7)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)
Net asset value, beginning of period	$9.43		$9.33	$10.31	$10.31	$9.52	$10.01
Activity from investment operations:
Net investment income (2)	0.01		0.29	0.31	0.32	0.39	0.24
Net realized and unrealized gain (loss) on investments	0.12		0.13	(0.95)	0.01	0.94	(0.65)
Total from investment operations	0.13		0.42	(0.64)	0.33	1.33	(0.41)
Paid-in-capital from redemption fees (2)	—		—	—	0.00 (3)	0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	(0.01)		(0.30)	(0.33)	(0.33)	(0.33)	(0.06)
Net realized gains	—		—	—	—	(0.20)	(0.02)
Return of capital	—		(0.02)	(0.01)	—	(0.01)	—
Total distributions	(0.01)		(0.32)	(0.34)	(0.33)	(0.54)	(0.08)
Net asset value, end of period	$9.55		$9.43	$9.33	$10.31	$10.31	$9.52
Total return (4)	1.40	% (5)	4.59%	(6.29)%	3.16%	14.06%	(4.08	)% (5)
Net assets, at end of period (000’s)	$346,474		$270,389	$407,197	$552,096	$230,651	$42,039
Ratio of expenses to average net assets (7)	1.23	% (6)	1.24%	1.20%	1.20%	1.25%	1.33	% (6)
Ratio of net investment income to average net assets (7,8)	0.30	% (6)	3.10%	3.14%	3.06%	3.71%	4.12	% (6)
Portfolio Turnover Rate	1029	% (5)	493%	356%	66%	180%	660	% (5)

(1)	Class I shares commenced operations May 27, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	June 30, 2020		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016	December 31, 2015 (1)
Net asset value, beginning of period	$9.44		$9.34	$10.32	$10.31		$9.51	$9.99
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.25	0.27	0.26		0.35	0.26
Net realized and unrealized gain (loss) on investments	0.12		0.13	(0.96)	(0.00	) (3)	0.93	(0.67)
Total from investment operations	0.11		0.38	(0.69)	0.26		1.28	(0.41)
Paid-in-capital from redemption fees	—		—	—	0.00	(3)	0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	(0.00	) (3)	(0.26)	(0.28)	(0.25)		(0.27)	(0.05)
Net realized gains	—		—	—	—		(0.20)	(0.02)
Return of capital	—		(0.02)	(0.01)	—		(0.01)	—
Total distributions	(0.00	) (3)	(0.28)	(0.29)	(0.25)		(0.48)	(0.07)
Net asset value, end of period	$9.55		$9.44	$9.34	$10.32		$10.31	$9.51
Total return (4)	1.18	% (5)	4.05%	(6.76)%	2.55%		13.55%	(4.09	)% (5)
Net assets, at end of period (000’s)	$7,409		$6,526	$8,211	$9,484		$4,462	$282
Ratio of expenses to average net assets (7)	1.73	% (6)	1.74%	1.70%	1.70%		1.75%	1.83	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	(0.20	)% (6)	2.60%	2.71%	2.52%		3.36%	4.01	% (6)
Portfolio Turnover Rate	1029	% (5)	493%	356%	66%		180%	660	% (5)

(1)	Class R shares commenced operations May 5, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”) and BTS Tactical Fixed Income Fund (“Fixed Income Fund”), each a “Fund” and together, the “Funds”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fixed Income Fund commenced operations on May 31, 2013 and the Managed Income Fund commenced operations on January 25, 2019. The investment objectives of each Fund are to seek to provide total return.

Each Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.00% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB accounting standards update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2020 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,411,582	$—	$—	$4,411,582
Short-Term Investment	206,336	—	—	206,336
U.S. Government Obligation	—	502,098	—	502,098
Total Investments	$4,617,918	$502,098	$—	$5,120,016

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$185,291,353	$—	$—	$185,291,353
Collateral for Securities Loaned	52,360,925	—	—	52,360,925
Short-Term Investments	19,521,183	—	—	19,521,183
U.S. Government Obligation	—	263,950,461	—	263,950,461
Total Investments	$257,173,461	$263,950,461	$—	$521,123,922

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2017 to December 31, 2019, or expected to be taken in each Fund’s

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

December 31, 2020 year-end tax return. The Funds identify its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$11,784,502	$8,104,205
Fixed Income Fund	3,966,886,186	3,961,532,677

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fixed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Managed

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. For the six months ended June 30, 2020, the Advisor incurred fees as follows:

Management Fee
Managed Income Fund	$9,960
Fixed Income Fund	2,343,238

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at least until April 30, 2021, so that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the six months ended June 30, 2020, the Advisor waived fees and reimbursed expenses pursuant to the Waiver Agreement were as follows:

Advisory Fees Waived
Managed Income Fund	$53,994
Fixed Income Fund	—

As of June 30, 2020, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2022	Total
Managed Income Fund	$128,528	$128,528
Fixed Income Fund	—	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the six months ended June 30, 2020, the Fund incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$—	$—	$—
Fixed Income Fund	116,045	363,724	17,093

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2020, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	145,254	18,113

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS, and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$4,951,211	$187,170	$(18,365)	$168,805
Fixed Income Fund	$519,575,827	$1,566,334	$(18,239)	$1,548,095

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2019 and December 31, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2019	Income	Capital Gains	Capital	Total
Managed Income Fund	$21,677	$—	$1,228	$22,905
Tactical Fixed Income Fund	15,544,481	—	735,471	16,279,952

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2018	Income	Capital Gains	Capital	Total
Managed Income Fund	$—	$—	$—	$—
Tactical Fixed Income Fund	23,556,987	—	605,348	24,162,335

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$—	$—	$(1,433)	$(4,330)	$—	$30,245	$24,482
Tactical Fixed Income Fund	—	—	(2,591,398)	(68,759,334)	—	1,709,160	(69,641,572)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Managed Income Fund	$1,433
Tactical Fixed Income Fund	2,591,398

At December 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
		Non-Expiring	Non-Expiring	Non-Expiring
Fund	Expired	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	—	4,330	—	4,330	—
Tactical Fixed Income Fund	—	68,759,334	—	68,759,334	—

Permanent book and tax year differences, primarily attributable to differences in book/tax basis treatment of the Funds distributions resulted in reclassification for the period ended December 31, 2019 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Managed Income Fund	$(1,228)	$1,228
Tactical Fixed Income Fund	—	—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of June 30, 2020, the Managed Income Fund did not have any securities out on loan. During the six months ended June 30, 2020 the Managed Income Fund did not earn any securities lending income.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The following table breaks out the Fixed Income Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2020.

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Investments Money Market Funds	$52,360,925	$—	$—	$—	$52,360,925
Total	$52,360,925	$—	$—	$—	$52,360,925

At June 30, 2020, the Fixed Income Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Funds as shown in the Portfolio of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fund totaled $51,181,611 at June 30, 2020. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $52,360,925 for the Fund at June 30, 2020. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the iShares 20+ Year Treasury Bond ETF (“iShares ETF”). The iShares ETF seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years. The Fixed Income Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of June 30, 2020, the percentage of the Fixed Income Fund’s net assets invested in the iShares ETF was 29.9%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Charles Schwab & Co.	Managed Income Fund	62.56%
Pershing, LLC	Fixed Income Fund	27.26%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

Example

As a shareholder of the Funds, you will pay (1) transaction costs (loads and redemption fees) and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period in a fund and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	1/1/20	6/30/20	Period*	6/30/20	Period*
BTS Managed Income Fund – Class A	1.75%	$1,000.00	$1,042.60	$ 8.91	$1,016.21	$ 8.80
BTS Managed Income Fund – Class C	2.50%	$1,000.00	$1,042.60	$ 12.73	$1,012.47	$ 12.54
BTS Managed Income Fund – Class I	1.50%	$1,000.00	$1,042.60	$ 7.64	$1,017.45	$ 7.54
BTS Managed Income Fund – Class R	2.00%	$1,000.00	$1,042.60	$ 10.19	$1,014.96	$ 10.05
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	1/1/20	6/30/20	Period*	6/30/20	Period*
BTS Tactical Fixed Income Fund – Class A	1.48%	$1,000.00	$1,013.30	$ 7.43	$1,017.55	$ 7.44
BTS Tactical Fixed Income Fund – Class C	2.23%	$1,000.00	$1,009.60	$ 11.17	$1,013.81	$ 11.20
BTS Tactical Fixed Income Fund – Class I	1.23%	$1,000.00	$1,014.00	$ 6.18	$1,018.80	$ 6.19
BTS Tactical Fixed Income Fund – Class R	1.73%	$1,000.00	$1,011.80	$ 8.68	$1,016.31	$ 8.70

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
420 Bedford Street Suite 340
Lexington, MA 02420

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 48022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/3/2020

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/3/2020